Financial Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Liabilities
11.	Financial Liabilities

(a)	Financial liabilities at the reporting date are as follows:

( In millions of won )
	December 31, 2018		December 31, 2019
Current
Short-term borrowings	~~W~~	—	696,793
Current portion of long-term borrowings and bonds		1,553,907	1,242,904
Lease liabilities		—	37,387

	~~W~~	1,553,907	1,977,084

Non-current
Won denominated borrowings	~~W~~	2,700,608	2,692,560
Foreign currency denominated borrowings		2,531,663	6,107,117
Bonds		1,772,599	2,741,516
Derivatives(*)		25,758	20,592
Lease liabilities		—	51,125

	~~W~~	7,030,628	11,612,910

(*)	Represents currency interest rate swap contracts entered by the Group to hedge interest rate risks with respect to foreign currency denominated borrowings and bonds .

(b)	Foreign currency denominated short-term borrowings as of December 31, 2019 are as follows. There are none as of December 31, 2018.

(In millions of won and USD, CNY)
Lender	Annual interest rate as of December 31, 2019 (%)(*)	December 31, 2019
Standard Chartered Bank Korea Limited	12ML + 0.78~0.88	~~W~~	347,340
Standard Chartered Bank Vietnam and others	3ML + 0.80~0.90		61,613
Standard Chartered Bank (China) Limited and others	PBOC x 1.05 PBOC - 0.05		287,840

Foreign currency equivalent		USD	353
		CNY	1,737

		~~W~~	696,793

(*)	ML represents Month LIBOR (London Inter-Bank Offered Rates) and PBOC represents the benchmark interest rate of People’s Bank of China.

(c)	Won denominated long-term borrowings at the reporting date are as follows:

(In millions of won)
Lender	Annual interest rate as of December 31, 2019 (%)(*)	December 31, 2018		December 31, 2019
Woori Bank	2.75	~~W~~	1,259	608
Korea Development Bank and others	CD rate (91days) + 1.00~1.39, 2.21~3.25		2,850,000	3,330,000
Less current portion of long-term borrowings			(150,651)	(638,048)

		~~W~~	2,700,608	2,692,560

(*)	CD represents Certificate of Deposit.

(d)	Foreign currency denominated long-term borrowings at the reporting date are as follows:

(In millions of won and USD, CNY)
Lender	Annual interest rate as of December 31, 2019 (%)	December 31, 2018		December 31, 2019
The Export-Import Bank of Korea	3ML+0.75~1.70 6ML+1.25~1.35	~~W~~	955,975		1,696,177
China Construction Bank and others	USD: 3ML+0.80~1.43 CNY: PBOC X (0.95~1.05)		2,419,286		4,606,094

Foreign currency equivalent		USD	2,262	USD	2,767
		CNY	5,198	CNY	18,699
Less current portion of long-term borrowings			(843,598)		(195,154)

		~~W~~	2,531,663		6,107,117

(e)	Details of bonds issued and outstanding at the reporting date are as follows:

(In millions of won)
	Maturity	Annual interest rate as of December 31, 2019 (%)	December 31, 2018		December 31, 2019
Won denominated bonds(*1)
Publicly issued bonds	May 2020 ~ February 2024	1.95~2.95	~~W~~	1,900,000		1,730,000
Privately issued bonds	May 2025 ~ May 2033	3.25~4.25		110,000		110,000
Less discount on bonds				(3,949)		(3,404)
Less current portion				(559,658)		(409,702)

			~~W~~	1,446,393		1,426,894

Foreign currency denominated bonds(*2)
Publicly issued bonds	November 2021	3.88	~~W~~	335,430		347,340
Privately issued bonds	April 2023	3ML + 1.47		—		115,780
Foreign currency equivalent			USD	300	USD	400
Less discount on bonds				(9,224)		(6,883)

			~~W~~	326,206		456,237

Financial liabilities at fair value through profit or loss
Foreign currency convertible bonds	August 2024	1.50	~~W~~	—		858,385
Foreign currency equivalent				—	USD	741

			~~W~~	1,772,599		2,741,516

(*1)	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
(*2)	Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly or semi-annually.

(f)	Details of the convertible bonds issued and outstanding as of December 31, 2019 are as follows:

(In won, USD)
Description
Type	Unsecured foreign currency denominated convertible bonds
Issuance amount	USD 687,800,000
Annual interest rate (%)	1.50
Issuance date	August 22, 2019
Maturity date	August 22, 2024
Interest payment	Payable semi-annually in arrear until maturity date in equal installments commencing on issuance
Principal redemption	1. Redemption at maturity : Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed or converted.

2.  Advanced redemption :
The Controlling Company has a right to redeem in advance (call option) and the bondholders have a right to require the Controlling Company to redeem in advance (put option). At exercise, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

Conversion price	~~W~~ 19,845 per common share (subject to adjustment based on diluted effects of certain events)
Conversion period	From August 23, 2020 to August 12, 2024
Redemption at the option of the issuer (Call option)
•   On or at any time after 3 years from the issuance, if the closing price of the shares for any 20 trading days out of the 30 consecutive trading days is at least 130% of the applicable conversion price
•   The aggregate principal amount of the convertible bonds outstanding is less than 10% of the aggregate principal amount originally issued, or
•   In the event of certain changes in laws and other directives resulting in additional taxes for the holders

Redemption at the option of the bondholders (Put option)	On the day of 3 years from the issuance
The Controlling Company designated the convertible bonds as financial liabilities at fair value through profit of loss and recognized the change in fair value in profit or loss. The Controlling Company measures the convertible bond at fair value using the market price of convertible bonds disclosed on Bloomberg. The number of convertible shares as of December 31, 2019 is as follows:

(In won and No. of shares)
	December 31, 2019
Aggregate outstanding amount of the convertible bonds	~~W~~	813,426,670,000
Conversion price	~~W~~	19,845
Number of common shares to be issued at conversion		40,988,998